Disclosure - Notes to the interim condensed consolidated statement of financial position - Financial debt - Movements in the period break down (Details) - EUR (€) € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Notes to the interim condensed consolidated statement of financial position
Beginning balance	€ 54,083	€ 44,390
Subscription of derivatives instruments	11,809
Subscription of bank borrowings	13,102
Subscription of lease liabilities	345	3,706
Issue of royalty certificates		5,100
Repayment of lease liabilities	(1,173)	(1,612)
Issue of royalty certificates	936	1,227
Repayment of bank borrowings	(1,177)	(2,485)
Capitalized interests	3,961	3,405
Change in fair value of derivatives instruments	(8,506)	389
Exchange rate change	24	(38)
Ending balance	€ 73,404	€ 54,083